Summary of Significant Accounting Policies - Schedule of Financial Statement Amounts of the Consolidated VIEs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Financial Statement Amounts of the Consolidated VIEs [Line Items]
Net revenues	$ 13,831,904	$ 14,777,798	$ 2,414,338
Net loss	(18,671,610)	(134,977,369)	(9,458,784)
Net cash provided by operating activities	(12,791,300)	1,177,163	1,351,240
Net cash (used in) investing activities	(163,464,519)	(105,912,692)	(54,721,082)
Net cash provided by financing activities	350,000	195,884,024	131,653,697
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Financial Statement Amounts of the Consolidated VIEs [Line Items]
Net revenues			694
Net loss			(12,479)
Net cash provided by operating activities			12,497
Net cash (used in) investing activities
Net cash provided by financing activities			$ 213,879